Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Accounts receivable	65,438,392	46,574,715	6,838,261
Less: allowance of credit losses	(21,830,225)	(21,175,170)	(3,109,012)
Accounts receivable, net	43,608,167	25,399,545	3,729,249

The following table summarizes the changes in allowance for credit losses:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
Beginning balance	24,105,435	21,830,225	3,353,380
(Reversal of)/Allowance for credit losses	(253,023)	75,000	11,012
Deconsolidation of subsidiaries	(1,536,649)	-	-
Exchange rate difference	(485,538)	(730,055)	(255,380)
Ending balance	21,830,225	21,175,170	3,109,012